LOSS PER SHARE	6 Months Ended
Jun. 30, 2025
Profit or loss [abstract]
LOSS PER SHARE

NOTE 7 - LOSS PER SHARE

	Six month period ended
	June 30, 2025	June 30, 2024
Net loss attributable to the owners of the Company	$(23,638)	$(10,693)

Basic and diluted loss per share *	(209)	(4)

Weighted average number of ordinary shares used in calculating basic and diluted loss per share (in thousands) *	113	1

*	The share and per share information in these financial statements reflects the 1-for-75, 1-for-28.5, 1-for-4.1 and 1-for-7 reverse share splits became effective on, July 15, 2024, January 15, 2025, June 16, 2025 and August 7, 2025, respectively, of the Company’s issued and outstanding Ordinary Shares (the “Reverse Stock Splits”). see also notes 1.E – 1.H.